Note 5	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share [text block]	Earnings per share
Basic and diluted earnings per share are calculated in accordance with the criteria established by IAS 33. For more information see Glossary.
The calculation of earnings per share is as follows:

Basic and Diluted Earnings per Share
	2021	2020	2019
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	4,653	1,305	3,512
Adjustment: Additional Tier 1 securities (*)	(359)	(387)	(419)
Profit adjusted (millions of euros) (A)	4,293	917	3,093
Profit (loss) from continued operations (net of remuneration of Additional Tier 1 capital instruments)	4,014	2,646	3,851
Profit (loss) from discontinued operations (net of non-controlling interest) (B) (See Note 21)	280	(1,729)	(758)
Denominator for basic earnings per share (number of shares outstanding)	—	—	—
Weighted average number of shares outstanding (**)	6,668	6,668	6,668
Average treasury shares	(12)	(13)	(20)
Share buyback program (***)	(255)	—	—
Adjusted number of shares - Basic earnings per share (C)	6,401	6,655	6,648
Adjusted number of shares - diluted earnings per share (D)	6,401	6,655	6,648
Earnings (losses) per share (****)	0.67	0.14	0.47
Basic earnings (losses) per share from continuing operations (Euros per share)A-B/C	0.63	0.40	0.58
Diluted earnings (losses) per share from continuing operations (Euros per share)A-B/D	0.63	0.40	0.58
Basic earnings (losses) per share from discontinued operations (Euros per share)B/C	0.04	(0.26)	(0.11)
Diluted earnings (losses) per share from discontinued operations (Euros per share)B/D	0.04	(0.26)	(0.11)
(*) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).
(**) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the year.
(***) Consists of 112 million shares acquired between November 22 and December 31, 2021, by J.P. Morgan AG, as manager of the first tranche of the shares buyback program approved by the Board of Directors in October 2021 (€1,500 million); and the estimated number of shares pending to be acquired under such tranche as of December 31, 2021 (see Note 4)
(****) In 2021, 2020 and 2019 the weighted average number of shares outstanding was 6,668 million. The adjustment of additional Tier 1 securities amounted to €359, €387 and €419 million in 2021, 2020 and 2019, respectively.
As of December 31, 2021, 2020 and 2019, there were no other financial instruments or share option commitments to employees that could potentially affect the calculation of the diluted earnings per share for the years presented. For this reason, basic and diluted earnings per share are the same.